Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit or loss [Abstract]
Revenues	$ 25,188	$ 44,808	$ 55,864
Other income	8,528	11,637	6,701
Total revenues and other income	33,715	56,444	62,565	$ 35,152
Operating expenses
Royalty expenses	(2,620)	(1,777)	(2,746)
Research and development expenses	(79,227)	(78,458)	(58,154)
Selling, general and administrative expenses	(44,750)	(43,413)	(30,223)
Other operating income and expenses	232	(99)	(2,425)
Total operating expenses	(126,366)	(123,746)	(93,549)	(42,122)
Operating income (loss)	(92,650)	(67,302)	(30,984)	(6,970)
Financial income	7,262	7,147	10,253
Financial expenses	(18,294)	(7,101)	(1,876)
Financial gain (loss)	(11,032)	46	8,378	9,428
Income tax	0	0	0	0
Net income (loss)	(103,683)	(67,255)	(22,606)	$ (1,292)
Attributable to shareholders of Cellectis	(99,368)	$ (67,255)	(22,796)
Attributable to non-controlling interests	$ (4,315)		$ 190
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) per share ($ /share)	$ (2.78)	$ (1.91)	$ (0.67)
Diluted net income (loss) per share ($ /share)	$ (2.78)	$ (1.91)	$ (0.67)